13F-HR
          03/31/2005

             0001082079
             kur@n3zy

          NONE
     1

            STEVE WALLACE
           (703) 243-4433

    stevew@sipemi.com

            13F-HR
       FORM 13F HOLDING REPORT

               UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
			         WASHINGTON, D.C. 20549
                    FORM 13F COVER PAGE
REPORT FOR THE CALENDAR YEAR OR QUARTER ENDED: 03/31/2005
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatment.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this report:

Name: EMERGING MARKETS INVESTORS CORP
Address: 1001 19th Street, North, 17th Floor
          Arlington, VA 22209-1722

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this report on Behalf of Reporting Manager:

Name: Brian Walker
Title: General Counsel
Phone #: (703) 243-8800
Signature, Place, and Date of Signing:
Brian Walker                     Arlington, Virginia      05/13/2005

Report Type (Check only one.)
[X]      13F HOLDING REPORT
[ ]      13F NOTICE
[ ]      13F COMBINATION REPORT

List of other Managers Reporting for this manager:
 NONE

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

FORM 13F Information Table Entry Total:                38
FORM 13F Information Table Value Total:                           162,847

List of other Included Managers:
 NONE

                                        FORM 13F INFORMATION TABLE
                              TITLE                FAIR MARKET      SHARES OR                                 VOTING AUTHORITY
                              OF                     VALUE          PRINCIPAL     SH/ INVESTMENT OTHER            (SHARES)
NAME OF ISSUER                CLASS   CUSIP        (x$1000)          AMOUNT       PRN DISCRETION MNGRS      SOLE   SHARED      NONE
------------------------------------------------------------------------------------------------------------------------------------
AMBEV (Companhia de Bebidas)  ADR     20441W203     5,729          198,300        SH    SOLE             198,300
America Movil                 ADR     02364W105     9,334          180,900        SH    SOLE             180,900
Aracruz                       ADR     038496204     1,940           54,200        SH    SOLE              54,200
Banco Itau                    ADR     059602201     6,315           77,820        SH    SOLE              77,820
Bancolombia                   ADR     05968L102       534           40,000        SH    SOLE              40,000
Bradesco                      ADR     059460303     3,738          128,900        SH    SOLE             128,900
Brasil Telecom Part Sa        ADR     105530109     1,597           48,900        SH    SOLE              48,900
Braskem SA                    ADR     105532105       810           20,000        SH    SOLE              20,000
Buenaventura                  ADR     204448104     1,211           53,180        SH    SOLE              53,180
Bunge Limited                 COM     G16962105     1,131           21,000        SH    SOLE              21,000
CANTV                         ADR     204421101     1,076           56,895        SH    SOLE              56,895
Cementos Mexicanos            ADR     151290889     8,695          239,867        SH    SOLE             239,867
Cemig                         ADR     204409601     2,058           90,200        SH    SOLE              90,200
Concha y Toro                 ADS     927191106       167            2,200        SH    SOLE               2,200
Endesa                        ADR     29244T101       601           30,200        SH    SOLE              30,200
Enersis                       ADR     29274F104     1,152          137,100        SH    SOLE             137,100
Femsa                         ADR     344419106     7,395          138,100        SH    SOLE             138,100
Gerdau S.A.                   ADR     373737105     1,308           79,300        SH    SOLE              79,300
Grupo Imsa                    ADR     40048T106       971           46,503        SH    SOLE              46,503
Grupo Televisa                ADR     40049J206       635           10,800        SH    SOLE              10,800
I.R.S.A.                      GDR     450047204     1,319          105,066        SH    SOLE             105,066
ICA                           ADS     292448107       906          387,202        SH    SOLE             387,202
MTS                           ADR     607409109    12,911          366,900        SH    SOLE             366,900
POSCO (Pohang Iron and Steel) ADR     693483109     3,120           63,200        SH    SOLE              63,200
PT Telekomunikasi Indo(Telkom ADR     715684106     2,923          155,981        SH    SOLE             155,981
Petrobras                     ADR     71654V101    22,725          590,720        SH    SOLE             590,720
Philippine Long Distance T.   ADR     718252604     2,559          101,500        SH    SOLE             101,500
Quilmes Industrial            ADR     74838Y207       954           42,312        SH    SOLE              42,312
REPSOL YPF S.A.               ADR     76026T205     1,184           44,600        SH    SOLE              44,600
SK Telecom                    ADR     78440P108     8,485          430,287        SH    SOLE             430,287
Southern Peru Ltd.            ADR     843611104        55            1,000        SH    SOLE               1,000
Telecentro Oeste Celular Hold ADR     87923P105     1,837          185,405        SH    SOLE             185,405
Telefonos De Mexico           ADR     879403780     7,124          206,300        SH    SOLE             206,300
Telkom S.A.                   ADR     879603108     1,822           26,400        SH    SOLE              26,400
Tenaris SA                    ADR     88031M109     2,567           41,738        SH    SOLE              41,738
Unibanco                      GDR     90458E107     1,812           52,700        SH    SOLE              52,700
Vale Do Rio Doce              ADR     204412100    21,033          791,600        SH    SOLE             791,600
Vimpelcom                     ADR     68370R109    13,111          380,900        SH    SOLE             380,900